Fortis Series Fund, Inc.
Dated April 2, 2001
Prospectus supplement to Fortis Series Fund Prospectus, dated May 1, 2000

Please read the information below carefully. You should attach this supplement to the Fortis Series Fund
Prospectus, dated May 1, 2000.

- The following information modifies the information on the back cover of the prospectus and relates to the prospectus generally.

  - References to "Fortis Financial Group", "Fortis
     Advisers, Inc." and "Advisers" are deleted, except to the extent that "Fortis Advisers, Inc." or "Fortis Advisers" are included elsewhere in this supplement.
  - Fortis Investors, Inc., the principal underwriter of Fortis Series Fund, has changed its name to, and is replaced with, Woodbury Financial Services, Inc.

- The following change applies to disclosure for certain Series in the section entitled "The Series" on pages 1-25.

For Money Market Series, U.S. Government Securities
Series, Diversified Income Series, High Yield Series,
Asset Allocation Series, Value Series, Growth & Income
Series, Global Growth Series, Growth Stock Series and
Aggressive Growth Series, reference to the Series'
"adviser" are changed to "sub-adviser." The table below shows the sub-adviser for each of the Series-either Hartford Investment Management Company
("HIMCO") or Wellington Management Company, LLP
("Wellington Management"). For additional information on the Series' investment adviser and sub-advisers, see the section entitled "Series Management" on page 27, as supplemented below.

Series                             Sub-adviser
Money Market Series                HIMCO
U.S. Government Securities Series       HIMCO
Diversified Income Series               HIMCO
High Yield Series                  HIMCO
Asset Allocation Series                 Wellington
Management
Value Series                       Wellington
Management
Growth & Income Series             Wellington
Management
Global Growth Series                    Wellington
Management
Growth Stock Series                Wellington
Management
Aggressive Growth Series           Wellington
Management

- The following information replaces the section of the prospectus entitled "Investment Adviser" on page 27.

Fortis Advisers, Inc. ("Fortis Advisers"), 500
Bielenberg Drive, Woodbury, Minnesota 55125, served as the investment adviser for the Series during the most recent fiscal year, and also served as the Series' transfer agent and dividend agent. Effective April 2, 2001, HL Investment Advisors, LLC ("HL Advisors") is the interim investment adviser to the Series. Hartford
Administrative Services Company, formerly Fortis
Advisers, serves as the Series' transfer agent and dividend agent.

On April 2, 2001, The Hartford Financial Services Group
("The Hartford") acquired Fortis Advisers.  The
Hartford is a leading insurance and financial services company with over $165 billion in assets. HL Advisors is a wholly-owned subsidiary of The Hartford. As a result of the acquisition, HL Advisors became (with approval by the Series' Board of Directors) the interim investment adviser to the Series. Contract holders of record on March 23, 2001 will be asked to approve a definitive investment advisory agreement with HL
Advisors at a special meeting of the Series' shareholders, to be held on or about May 31, 2001. As interim investment adviser, HL Advisors is responsible for general management of all Series and has ultimate responsibility (subject to oversight by the Series'
Board of Directors) to oversee the sub-advisers hired to manage the Series and recommend the hiring, termination and replacement of sub-advisers. As of December 31, 2000 HL Advisors had over $47.2 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut
06070.

Upon shareholder approval of the investment advisory agreement, each Series will pay HL Advisors a monthly fee for providing investment advisory services. This fee, as a percentage of average daily net assets, will be at the same rate as previously paid by the Series to Fortis Advisers. HL Advisors will not be required to provide transfer agency, registrar or dividend disbursement services under the new investment advisory agreement (as it was under the agreements with Fortis
Advisers); however, HL Advisors will bear the costs of those services under a separate agreement with the Series. During their most recent fiscal year, the Series paid the following investment advisory fees to Fortis Advisers.

                              Advisory fee as a
percentage
                              of average daily net
assets
Money Market Series                     .30%
U.S. Government Securities Series            .47%
Diversified Income Series                    .47%
Multisector Bond Series                      .75%
High Yield Series                       .50%
Asset Allocation Series                      .47%
American Leaders Series                 .90%
Value Series                            .70%
Capital Opportunities Series                 .90%
Growth & Income Series                  .63%
S&P 500 Index Series                         .40%
Blue Chip Stock Series                       .87%
Blue Chip Stock Series II                    .95%
International Stock Series                   .84%
International Stock Series II                .90%
Mid Cap Stock Series                         .90%
Small Cap Value Series                       .90%
Global Growth Series                         .70%
Global Equity Series                         1.00%
Large Cap Growth Series                 .90%
Investors Growth Series                 .90%
Growth Stock Series                     .61%
Aggressive Growth Series                .66%


HL Advisors has entered into investment sub-advisory agreements on behalf of each Series. The Series has received an exemptive order from the Securities and Exchange Commission under which the Series uses a "Manager of Managers" structure. This permits HL
Advisors to appoint new sub-advisers, with approval by the Series' Board of Directors and without obtaining approval from those contract holders that participate in the applicable Series. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.
At the above-referenced shareholder meeting, contract holders of certain Series will also be asked to approve a new sub-advisory agreement with Hartford Investment
Management Company, an affiliate of HL Advisors.

The following sentence replaces the first sentence under the section entitled "Sub-advisers" on page 28.

Each Fund has a sub-adviser.

- The following information is added to the section entitled "Sub-advisers" on page 28.

Money Market Series, U.S. Government Securities Series,
Diversified Income Series and High Yield Series.
Hartford Investment Management Company ("HIMCO") is the interim investment sub-adviser to Money Market Series, U.S. Government Securities Series, Diversified Income
Series and High Yield Series. Those individuals owning contracts representing shares in these Series on March
23, 2001 will be asked to approve a definitive investment sub-advisory and management agreement with HIMCO at a special meeting of the Series' shareholders, to be held on or about May 31, 2001. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2000
HIMCO had investment management authority over approximately $65.3 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford,
Connecticut 06105.

William H. Davison, Jr. has been primarily responsible for the day-to-day management of Money Market Series since April 2, 2001. Mr. Davison, Senior Vice
President of HIMCO, joined HIMCO in 1990 and has managed debt securities since 1995.

Peter Perrotti has been primarily responsible for the day-to-day management of U.S. Government Securities
Series since April 2, 2001.  Mr. Perrotti, Senior Vice
President of HIMCO, joined HIMCO in 1992 and has managed debt securities since that time.

Alison D. Granger has been primarily responsible for the day-to-day management of Diversified Income Series and High Yield Series since April 2, 2001. Ms.
Granger, Senior Vice President of HIMCO, joined HIMCO in 1993 and has managed debt securities since 1995.

Asset Allocation Series, Value Series, Growth & Income
Series, Global Growth Series, Growth Stock Series and
Aggressive Growth Series.  Wellington Management
Company, LLP ("Wellington Management") is the investment sub-adviser to Asset Allocation Series, Value Series, Growth & Income Series, Global Growth
Series, Growth Stock Series and Aggressive Growth
Series. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals.
Wellington Management and its predecessor organizations have provided investment advisory services since 1928.
As of December 31, 2000 Wellington Management had investment management authority over approximately $274 billion in assets. Wellington Management is principally located at 75 State Street, Boston,
Massachusetts 02109.

Rand L. Alexander has been primarily responsible for the day-to-day management of the equity portion of Asset Allocation Series since April 2, 2001. Paul D.
Kaplan has been primarily responsible for the day-to-day management of the fixed income portion of the Series since April 2, 2001. Mr. Alexander and Mr.
Kaplan together determine the allocation of the Series' portfolio between fixed income and equity securities.
Mr. Alexander, Senior Vice President of Wellington
Management, joined Wellington Management in 1990 and has managed equity securities since that time. Mr.
Kaplan, Senior Vice President of Wellington Management, joined Wellington Management in 1982 and has managed debt securities since that time.

James H. Averill, David R. Fassnacht and James N. Mordy
have been primarily responsible for the day-to-day
management of Value Series since April 2, 2001.  Mr.
Averill, Senior Vice President of Wellington
Management, joined Wellington Management in 1986 and
has managed equity securities since that time.   Mr.
Fassnacht, Vice President of Wellington Management, joined Wellington Management in 1992 and has managed equity securities since that time. Mr. Mordy, Senior
Vice President of Wellington Management, joined
Wellington Management in 1986 and has managed equity securities since that time.

James A. Rullo has been primarily responsible for the day-to-day management of Growth & Income Series since
April 2, 2001.  Mr. Rullo, Senior Vice President of
Wellington Management, joined Wellington Management in
1994 and has managed equity securities since that time.

Andrew S. Offit has been primarily responsible for the day-to-day management of Global Growth Series since
April 2, 2001. Mr. Offit, Senior Vice President of
Wellington Management, joined Wellington Management in
1997 and has managed equity securities since that time.
From 1987 to 1997 he worked as an analyst and portfolio manager for Fidelity Investments.

Michael Carmen has been primarily responsible for the day-to-day management of Growth Stock Series since
April 2, 2001.  Mr. Carmen, Vice President of
Wellington Management, joined Wellington Management in
1999. Prior to joining Wellington Management, he was an equity portfolio manager at Kobrick Funds (1997-
1999), State Street Research and Management (1992-1996,
1997) and Montgomery Asset Management (1996).

James A. Rullo and David J. Elliott have been primarily responsible for the day-to-day management of Aggressive
Growth Series since April 2, 2001.  Mr. Rullo, Senior
Vice President of Wellington Management, joined
Wellington Management in 1994 and has managed equity securities since that time. Mr. Elliott, Vice President of Wellington Management, joined Wellington Management in 1995 and has managed equity securities since that time.

- The following information modifies the sub-adviser disclosure for American Leaders Series on page 29.

Kevin R. McCloskey has been the Series' portfolio manager since April 2001. Mr. McCloskey joined
Federated in 1999 as a portfolio manager and is a Vice
President of Federated.  From September 1994 to July
1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset
Management Corporation.  Mr. McCloskey is a Chartered
Financial Analyst. He earned his MBA with concentrations in investment management and quantitative methods from the University of Dayton.

Michael P. Donnelly continues to manage American
Leaders Series, along with Mr. McCloskey.  Arthur J.
Barry no longer manages the Series.

- The following paragraph is added under the section entitled "Portfolio turnover" on page 30.

Wellington Management and HIMCO have advised the Board of Directors that, in connection with their commencing active management of certain Series, they expect to sell a substantial number of the existing investments of those Series and to reinvest the proceeds in other securities which continue to be consistent with the Series' investment objectives and policies. As a result, each Series managed by Wellington Management or HIMCO will incur transaction costs in connection with the sale and purchase of these portfolio securities.